(Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Non-current onerous contracts provision, Accretion expense	$ 0.9	$ 0.6
Reclamation Fund Reconciliation [Roll Forward]
Balance, beginning of year	355.3
Balance, end of year	604.3	355.3
Investment tax credit	15.8	15.8
Reclamation fund
Reclamation Fund Reconciliation [Roll Forward]
Balance, beginning of year	18.7	22.7
Contributions	27.6	22.5
Expenditures	(27.6)	(26.5)
Balance, end of year	$ 18.7	$ 18.7